INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Unrecognized Tax Benefits	$ 0	$ 0
Deferred Tax Assets, Net		24,299,486
Provision for deferred tax assets related to the repatriation of the undistributed earnings	0	0
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	$ 92,081,580	$ 51,295,890